Net fees and commissions income - Details of fees and commissions expense incurred (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Fee and commission expense [abstract]
Fees and commissions paid	₩ 384,147		₩ 340,083	₩ 339,340
Credit card commission	430,384		426,820	488,742
Securities business commission	2,986		1,159	1,287
Others	39,850		19,984	15,964
Total	₩ 857,367	$ 593,518	₩ 788,046	₩ 845,333